Unaudited Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Unaudited) (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Share [Member]
Schedule of Condensed Balance Sheets [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	400,000,000	400,000,000
Ordinary share, shares issued	40,617,513	40,617,513
Ordinary share, shares outstanding	40,617,513	40,617,513
Class B Ordinary Share [Member]
Schedule of Condensed Balance Sheets [Abstract]
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	41,880,000	41,880,000
Ordinary share, shares outstanding	41,880,000	41,880,000